UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0718

Date of fiscal year end:  08/31/2016

Date of reporting period: 05/31/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 93.77%	Shares	Fair Value

Aerospace & Defense - 3.86%
Lockheed Martin Corp. (b)	3,800	$897,674

Agriculture - 3.83%
Alico, Inc.	1,200	36,540
Altria Group, Inc. (b)	13,400	852,776
		889,316
Banks - 16.01%
Bank of America Corp. (b)	69,000	1,020,510
Barclays PLC - ADR (b)	600	6,348
BB&T Corp. (b)	2,900	105,473
Citigroup, Inc. (b)	21,000	977,970
Deutsche Bank AG (b)	200	3,560
Goldman Sachs Group, Inc. (b)	2,300	366,804
JPMorgan Chase & Co. (b)	17,200	1,122,644
PNC Financial Services Group, Inc. (b)	1,300	116,662
		3,719,971
Beverages - 5.82%
Diageo PLC - ADR	5,800	632,954
PepsiCo, Inc. (b)	7,100	718,307
		1,351,261
Biotechnology - 0.45%
Biogen, Inc. (a) (b)	300	86,919
Ionis Pharmaceuticals, Inc. (a) (b)	800	18,152
		105,071
Computers - 6.96%
Apple, Inc. (b)	10,500	1,048,530
International Business Machines Corp. (b)	3,700	568,838
		1,617,368
Diversified Financial Services - 4.95%
BlackRock, Inc. (b)	3,100	1,127,935
Ladenburg Thalmann Financial Services, Inc. (a)	8,000	21,280
		1,149,215
Food - 3.54%
Sysco Corp. (b)	17,100	822,681

Healthcare - Products - 1.71%
Baxter International, Inc.	9,100	392,756
Meridian Bioscience, Inc.	200	3,896
		396,652
Insurance - 4.43%
Allianz SE - ADR	1,400	22,848
American Equity Investment Life Holding Co.	1,700	27,557
AXA SA - ADR	400	10,000
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	969,726
		1,030,131

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 93.77% (Continued)	Shares	Fair Value

Internet - 0.14%
Alibaba Group Holding Ltd. - ADR (a) (b)	400	$32,800

Investment Companies - 0.30%
Ares Capital Corp.	2,300	34,132
BlackRock Capital Investment Corp.	4,500	34,740
		68,872
Lodging - 0.17%
MGM Resorts International (a) (b)	1,700	38,845

Media - 1.09%
Comcast Corp. - Class A (b)	4,000	253,200

Mining - 0.09%
Southern Copper Corp. (b)	800	20,840

Miscellaneous Manufacturing - 3.27%
General Electric Co. (b)	25,100	758,773

Oil & Gas - 17.14%
BP PLC - ADR (b)	26,700	838,380
Chevron Corp. (b)	8,900	898,900
China Petroleum & Chemical Corp. - ADR (b)	5,500	375,375
ConocoPhillips (b)	16,900	740,051
Exxon Mobil Corp. (b)	12,700	1,130,554
		3,983,260
Pharmaceuticals - 2.85%
AstraZeneca PLC - ADR (b)	2,800	83,160
Baxalta, Inc. (b)	9,100	411,593
GW Pharmaceuticals PLC - ADR (a) (b)	600	53,472
Pfizer, Inc. (b)	3,300	114,510
		662,735
Retail - 5.67%
McDonald's Corp. (b)	10,800	1,318,248

Savings & Loans - 0.19%
BofI Holding, Inc. (a) (b)	2,400	45,048

Semiconductors - 3.67%
Intel Corp. (b)	25,100	792,909
Skyworks Solutions, Inc. (b)	900	60,084
		852,993
Software - 5.22%
Microsoft Corp. (b)	22,900	1,213,700

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 93.77% (Continued)	Shares	Fair Value

Telecommunications - 2.41%
China Mobile Ltd. - ADR (b)	9,900	$558,855

TOTAL COMMON STOCK (Cost $20,897,143)		21,787,509

CLOSED-END FUNDS - 9.72%
Alpine Total Dynamic Dividend Fund	30,000	224,700
Boulder Growth & Income Fund, Inc.	78,100	632,610
Clough Global Equity Fund	4,000	43,320
Deutsche Global High Income Fund, Inc.	28,000	224,000
Deutsche High Income Opportunities Fund, Inc.	4,000	54,400
Eaton Vance Short Duration Diversified Income Fund	34,938	471,313
LMP Real Estate Income Fund, Inc.	6,200	86,304
Managed High Yield Plus Fund, Inc.	82,588	154,440
Special Opportunities Fund, Inc.	27,047	366,487
TOTAL CLOSED-END FUNDS (Cost $2,270,566)		2,257,574

EXCHANGE-TRADED FUNDS - 3.11%

Equity Funds - 3.11%
iShares MSCI EAFE ETF (b)	5,200	303,576
iShares U.S. Financial Services ETF	4,800	419,664
		723,240

TOTAL EXCHANGE-TRADED FUNDS (Cost $736,470)		723,240

OPTIONS PURCHASED (Cost $138,835) - 0.20% (c)		45,840

SHORT-TERM INVESTMENTS - 0.57%
Federated Government Obligations Fund - Institutional Shares, 0.20% (d)	131,775	131,775
TOTAL SHORT-TERM INVESTMENTS (Cost $131,775)		131,775

TOTAL INVESTMENTS (Cost $24,174,789) – 107.37%		$24,945,938

OPTIONS WRITTEN (Proceeds $3,941,644) - (14.03)% (f)		(3,258,598)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 6.66%		1,546,890

NET ASSETS - 100%		$23,234,230

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
(f)	Please refer to the Schedule of Written Options for details of options written.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF PURCHASED OPTIONS
May 31, 2016 (Unaudited)

OPTIONS PURCHASED - 0.20%

	Strike	Expiration	Contracts [1]	Fair Value

PUT OPTIONS PURCHASED - 0.20%

CBOE S&P 500 Index	$1,760.00	6/17/2016	382	$9,550
CBOE S&P 500 Index	$1,660.00	7/15/2016	382	36,290
TOTAL PUT OPTIONS PURCHASED (Cost $138,835)				45,840

TOTAL OPTIONS PURCHASED (Cost $138,835)				$45,840

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
May 31, 2016 (Unaudited)

OPTIONS WRITTEN - (14.03)%

CALL OPTIONS WRITTEN - (5.29)%
	Strike	Expiration	Contracts [1]	Fair Value

Alibaba Group Holding Ltd. - ADR	$100.00	1/19/2018	4	$2,500
Altria Group, Inc. (e)	$65.00	1/20/2017	129	30,315
Altria Group, Inc. (e)	$70.00	1/20/2017	5	425
Apple, Inc.	$110.00	1/20/2017	105	37,485
AstraZeneca PLC - ADR (e)	$42.50	1/20/2017	28	560
Bank of America Corp.	$20.00	1/19/2018	690	35,190
Barclays PLC - ADR	$20.00	1/20/2017	6	60
Baxalta, Inc.	$40.00	8/19/2016	91	51,324
BB&T Corp. (e)	$50.00	1/20/2017	29	435
Berkshire Hathaway, Inc. - Class B (e)	$180.00	1/20/2017	40	1,840
Berkshire Hathaway, Inc. - Class B (e)	$190.00	1/20/2017	29	1,102
Biogen, Inc.	$370.00	1/19/2018	3	7,110
BlackRock, Inc.	$400.00	7/15/2016	31	1,938
BofI Holding, Inc.	$22.50	7/15/2016	24	480
BP PLC - ADR (e)	$60.00	1/20/2017	266	798
CBOE S&P 500 Index	$2,175.00	3/17/2017	113	737,890
Chevron Corp.	$110.00	1/20/2017	89	20,025
China Mobile Ltd. - ADR (e)	$90.00	1/20/2017	99	3,960
China Petroleum & Chemical Corp. - ADR	$80.00	10/21/2016	55	12,650
Citigroup, Inc.	$55.00	1/20/2017	210	21,105
Comcast Corp. - Class A	$75.00	1/19/2018	40	9,820
ConocoPhillips	$62.50	1/19/2018	168	26,208
Deutsche Bank AG	$40.00	1/19/2018	2	50
Exxon Mobil Corp.	$95.00	1/20/2017	106	21,412
Exxon Mobil Corp.	$105.00	1/19/2018	21	3,990
General Electric Co.	$35.00	1/19/2018	251	20,833
Goldman Sachs Group, Inc.	$200.00	1/19/2018	10	6,225
Goldman Sachs Group, Inc.	$250.00	1/19/2018	13	1,183
GW Pharmaceuticals PLC - ADR (e)	$150.00	1/20/2017	6	2,190
Intel Corp.	$40.00	1/20/2017	236	2,596
Intel Corp.	$40.00	1/19/2018	15	1,200
International Business Machines Corp.	$190.00	1/19/2018	7	2,240
International Business Machines Corp.	$210.00	1/19/2018	27	3,402
Ionis Pharmaceuticals, Inc.	$70.00	1/19/2018	8	1,620
iShares MSCI EAFE ETF (e)	$75.00	1/20/2017	52	156
JPMorgan Chase & Co. (e)	$85.00	1/20/2017	172	1,118
Lockheed Martin Corp. (e)	$270.00	1/20/2017	38	6,840
McDonald's Corp.	$130.00	1/19/2018	108	71,388
MGM Resorts International	$25.00	1/20/2017	17	2,873

WINNING POINTS LARGE CAP INCOME PLUS FUND
SCHEDULE OF WRITTEN OPTIONS
May 31, 2016 (Unaudited)

OPTIONS WRITTEN - (14.03)% (continued)

CALL OPTIONS WRITTEN - (5.29)% (continued)
	Strike	Expiration	Contracts [1]	Fair Value

Microsoft Corp.	$60.00	1/20/2017	229	$22,900
PepsiCo, Inc. (e)	$120.00	1/20/2017	2	20
PepsiCo, Inc. (e)	$125.00	1/20/2017	29	203
PepsiCo, Inc.	$125.00	1/19/2018	40	2,680
Pfizer, Inc.	$40.00	1/19/2018	33	3,696
PNC Financial Services Group, Inc.	$110.00	1/19/2018	13	2,879
Skyworks Solutions, Inc.	$90.00	1/19/2018	9	4,545
Southern Copper Corp.	$37.00	1/20/2017	8	180
Sysco Corp. (e)	$50.00	1/20/2017	96	16,800
Sysco Corp.	$50.00	1/19/2018	75	23,250
TOTAL CALL OPTIONS WRITTEN (Proceeds $1,266,107)				$1,229,689

PUT OPTIONS WRITTEN - (8.74)%
	Strike	Expiration	Contracts [1]	Fair Value

iShares iBoxx $ High Yield Corporate Bond ETF	$85.00	1/20/2017	70	37,100
iShares iBoxx $ High Yield Corporate Bond ETF (e)	$87.00	1/20/2017	20	14,050
SPDR S&P 500 ETF Trust	$175.00	3/17/2016	1,609	709,569
SPDR S&P 500 ETF Trust	$175.00	6/16/2017	2,079	1,268,190
TOTAL PUT OPTIONS WRITTEN (Proceeds $2,675,537)				$2,028,909

TOTAL OPTIONS WRITTEN (Proceeds $3,941,644)				$3,258,598

[1]	Each option contract is equivalent to 100 shares/units of the underlying common stock/index. All options are non-income producing.
(b)	All or a portion of the security is segregated as collateral for call options written.
(e)	Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Large Cap Income Plus Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value heirarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2016.

WP Large Cap Income Plus Fund
Financial Instruments – Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (2)	$21,787,509	$-	$21,787,509
Closed-End Funds (2)	2,257,574	-	2,257,574
Exchange-Traded Funds (2)	723,240	-	723,240
Put Options Purchased	45,840	-	45,840
Money Market Funds	131,775	-	131,775
Total Assets	$24,945,938	$-	$24,945,938

Derivative Instruments – Liabilities
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$1,162,927	$66,762	$1,229,689
Put Options Written	2,014,859	14,050	2,028,909
Total Liabilities	$3,177,786	$80,812	$3,258,598

(1)	As of and during the nine month period ended May 31, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock and exchange traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the nine month period ended May 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended May 31, 2016, no securities were fair valued.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Derivative Transactions

As of May 31, 2016, portfolio securities valued at $24,768,673 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the nine month period ended May 31, 2016 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	3,641	$503,557
Options written	8,585	6,225,730
Options covered	(6,901)	(5,034,620)
Options exercised	-	-
Options expired	(1,448)	(428,560)
Options outstanding end of period	3,877	$1,266,107

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	3,601	$2,048,486
Options written	7,437	5,097,663
Options covered	(7,160)	(4,459,744)
Options exercised	-	-
Options expired	(100)	(10,868)
Options outstanding end of period	3,778	$2,675,537

* One option contract is equivalent to one hundred shares of common stock.

As of May 31, 2016, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts	Total
Call options purchased, at value	$-	$-
Put options purchased, at value	45,840	45,840
Total Assets	$45,840	$45,840

Liabilities	Equity Contracts	Total
Call options written, at value	$1,229,689	$1,229,689
Put options written, at value	2,028,909	2,028,909
Total Liabilities	$3,258,598	$3,258,598

Winning Points Funds

WP Large Cap Income Plus Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

For the nine month period ended May 31 , 2016, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Contracts	Total
Call options purchased	$-	$-
Put options purchased	267,835	267,835
Call options written	(213,160)	(213,160)
Put option written	1,677,706	1,677,706
	$1,732,381	$1,732,381

Net realized gain (loss) on:	Equity Contracts	Total
Call options purchased	$(14,113)	$(14,113)
Put options purchased	(2,300,708)	(2,300,708)
Call options written	(176,252)	(176,252)
Put option written	1,355,927	1,355,927
	$(1,135,146)	$(1,135,146)

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2016.

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$3,258,598	(1)	$3,258,598	(2)	$-	$-
Total	$3,258,598	(1)	$3,258,598	(2)	$-	$-

(1)	Written options at value as presented in the Portfolio of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments May 31, 2016 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 20,123,992	$ 3,501,019	$ (1,937,671)	$ 1,563,348

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	July 29, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	July 29, 2016